Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables
Schedule of trade and other payables

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Trade payables	€168,140	€58,429	€24,152
Short‑term employee benefits	56,122	26,872	12,920
	€224,262	€85,301	€37,072